FINANCIAL INSTRUMENTS (Schedule of Sensitivity Analysis) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
US Dollars [Member]
Disclosure of detailed information about financial instruments [line items]
Profit or loss | $	$ 2,440		$ 1,881
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Profit or loss | €		€ 250		€ 240